TANGIBLE ASSETS - Net impairment and derecognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets		$ (230)	$ (315)
Reversal of impairment of assets	$ 60	38
Profit (loss) on derecognition of assets	0	(35)	(4)
Net loss on disposal of assets	(2)	6	4
Reversal of impairment, (derecognition of assets) and profit (loss) on disposal	58	(221)	(315)
Siguiri CIL Tank
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) on derecognition of assets	13
Tangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets		(220)	(290)
Reversal of impairment of assets	60	35
Profit (loss) on derecognition of assets	(2)	(36)	(3)
Net loss on disposal of assets	(2)	6	4
Reversal of impairment, (derecognition of assets) and profit (loss) on disposal	56	(215)	(289)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets		(10)	(17)
Reversal of impairment of assets	0	3
Profit (loss) on derecognition of assets	2	1	(1)
Net loss on disposal of assets	0	0	0
Reversal of impairment, (derecognition of assets) and profit (loss) on disposal	2	(6)	(18)
Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets		0	(8)
Reversal of impairment of assets	0	0
Profit (loss) on derecognition of assets	0	0	0
Net loss on disposal of assets	0	0	0
Reversal of impairment, (derecognition of assets) and profit (loss) on disposal	$ 0	$ 0	$ (8)